First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 79.1%
	Aerospace/Defense — 1.5%
$2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	$2,041,692
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,050,322
6,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	5,725,823
3,000,000	Howmet Aerospace, Inc.	4.85%	10/15/31	3,037,789
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,495,773
3,500,000	RTX Corp.	5.75%	01/15/29	3,651,047
				19,002,446
	Banking — 12.8%
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,528,415
889,000	American Express Co. (a)	5.10%	02/16/28	897,324
3,000,000	American Express Co. (a)	4.73%	04/25/29	3,026,830
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,537,692
1,263,000	American Express Co. (a)	5.09%	01/30/31	1,290,234
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,770,553
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,090,830
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,496,346
6,000,000	Bank of America Corp. (a)	4.62%	05/09/29	6,026,429
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,063,365
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,113,034
3,000,000	Bank of New York Mellon (The) Corp. (a)	4.94%	02/11/31	3,056,374
5,625,000	Citibank N.A.	4.58%	05/29/27	5,642,564
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	630,706
1,400,000	Fifth Third Bancorp (a)	4.90%	09/06/30	1,412,588
600,000	Fifth Third Bank N.A. (a)	4.97%	01/28/28	603,800
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	5,018,694
3,000,000	Goldman Sachs Group (The), Inc. (a)	4.94%	04/23/28	3,018,846
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,700,836
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.69%	10/23/30	1,499,255
1,500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	1,531,698
913,000	Huntington National Bank (The) (a)	4.87%	04/12/28	917,983
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,040,343
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,586,616
1,000,000	JPMorgan Chase & Co. (a)	4.51%	10/22/28	1,001,324
2,500,000	JPMorgan Chase & Co. (a)	4.92%	01/24/29	2,527,596
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,418,488
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,584,396
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,542,705
1,000,000	JPMorgan Chase & Co. (a)	4.60%	10/22/30	1,002,479
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,514,283
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,779,681
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,072,939
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,515,136
3,333,000	Morgan Stanley Bank N.A. (a)	5.02%	01/12/29	3,374,920
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	5,001,059
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	979,544
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,047,650
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	136,603
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,031,277
3,000,000	Santander Holdings USA, Inc. (a)	5.47%	03/20/29	3,049,659
4,250,000	State Street Corp. (a)	5.82%	11/04/28	4,385,814

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	$1,768,463
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	4,037,032
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,052,976
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,098,792
500,000	Wells Fargo & Co. (a)	4.97%	04/23/29	505,958
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,553,700
3,000,000	Wells Fargo & Co. (a)	5.15%	04/23/31	3,062,058
1,250,000	Wells Fargo & Co., Series W (a)	4.90%	01/24/28	1,256,808
				166,802,695
	Brokerage/Asset Managers/Exchanges — 2.8%
3,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	3,027,725
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,943,561
10,000,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	9,783,115
2,000,000	LPL Holdings, Inc.	4.90%	04/03/28	2,011,817
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,758,128
3,000,000	Nasdaq, Inc.	5.55%	02/15/34	3,113,645
				36,637,991
	Building Materials — 2.6%
10,945,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	10,662,686
3,000,000	Amrize Finance U.S. LLC (b)	4.95%	04/07/30	3,031,159
10,001,000	Amrize Finance US LLC (b)	4.70%	04/07/28	10,054,373
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,460,128
3,000,000	JH North America Holdings, Inc. (b)	5.88%	01/31/31	3,012,147
877,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	886,030
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,033,154
				33,139,677
	Cable Satellite — 0.2%
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,043,957
	Construction Machinery — 1.9%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	996,729
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,434,318
6,000,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	6,149,348
14,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	14,567,281
				25,147,676
	Consumer Cyclical Services — 1.3%
6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	6,481,102
4,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,757,978
6,000,000	Sodexo, Inc. (b)	5.15%	08/15/30	6,081,553
				16,320,633
	Consumer Products — 0.2%
2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	1,997,283
	Diversified Manufacturing — 0.7%
1,342,000	Veralto Corp.	5.50%	09/18/26	1,354,119
5,000,000	Veralto Corp.	5.35%	09/18/28	5,129,746
3,000,000	Veralto Corp.	5.45%	09/18/33	3,081,792
				9,565,657

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 3.5%
$3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	$3,740,710
3,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	3,051,037
3,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	3,077,974
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	5,124,348
3,500,000	Duke Energy Carolinas LLC	4.85%	03/15/30	3,563,975
3,000,000	Duke Energy Carolinas LLC	4.95%	01/15/33	3,040,240
6,000,000	Lightning Power LLC (b)	7.25%	08/15/32	6,277,308
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	3,028,402
6,400,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	6,488,212
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,535,330
6,000,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	6,014,832
				44,942,368
	Environmental — 0.9%
7,850,000	Republic Services, Inc.	4.88%	04/01/29	8,002,564
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,535,332
				11,537,896
	Finance Companies — 0.5%
3,645,000	Rocket Cos., Inc. (b)	6.13%	08/01/30	3,698,135
2,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	1,846,744
1,500,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	1,328,573
				6,873,452
	Food and Beverage — 8.5%
5,000,000	Campbell’s (The) Co.	5.20%	03/19/27	5,055,577
5,000,000	Campbell’s (The) Co.	5.20%	03/21/29	5,103,182
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,022,270
3,000,000	Conagra Brands, Inc.	5.00%	08/01/30	3,006,468
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,989,014
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,519,907
6,000,000	Constellation Brands, Inc.	4.80%	05/01/30	6,034,903
5,000,000	General Mills, Inc.	4.70%	01/30/27	5,013,657
5,500,000	General Mills, Inc.	2.88%	04/15/30	5,101,616
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,613,623
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,915,222
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,049,993
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,399,795
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	2,009,235
6,000,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	5,942,247
3,000,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,856,850
13,000,000	Mars, Inc. (b)	4.60%	03/01/28	13,075,159
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,782,670
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,725,024
3,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	3,050,211
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,589,676
4,000,000	Sysco Corp.	3.75%	10/01/25	3,993,356
2,000,000	Sysco Corp.	3.25%	07/15/27	1,958,718
400,000	Sysco Corp.	5.75%	01/17/29	416,215
6,000,000	US Foods, Inc. (b)	4.75%	02/15/29	5,881,608
				110,106,196

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Gaming — 0.6%
$722,000	VICI Properties, L.P.	4.75%	04/01/28	$726,413
3,000,000	VICI Properties, L.P.	5.75%	04/01/34	3,071,329
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,441,175
				7,238,917
	Health Insurance — 3.8%
6,670,000	Centene Corp.	4.25%	12/15/27	6,471,977
2,000,000	Centene Corp.	4.63%	12/15/29	1,903,180
7,066,000	Elevance Health, Inc.	5.35%	10/15/25	7,071,030
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,968,596
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,955,675
400,000	Elevance Health, Inc.	4.75%	02/15/30	402,019
9,000,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	8,621,560
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,207,067
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,518,399
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,601,957
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,527,046
1,636,000	UnitedHealth Group, Inc.	5.30%	06/15/35	1,653,855
				49,902,361
	Healthcare — 10.4%
6,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	5,688,233
10,871,000	Alcon Finance Corp. (b)	2.75%	09/23/26	10,638,927
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,997,299
3,000,000	Alcon Finance Corp. (b)	2.60%	05/27/30	2,753,409
3,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	3,082,216
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,935,120
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,940,962
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,530,302
3,000,000	Cencora, Inc.	4.85%	12/15/29	3,034,976
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,425,313
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,356,969
1,631,000	Cigna Group (The)	4.50%	02/25/26	1,629,854
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,990,242
4,345,000	Cigna Group (The)	2.40%	03/15/30	3,958,065
3,000,000	Cigna Group (The)	5.13%	05/15/31	3,067,010
3,000,000	Cigna Group (The)	5.40%	03/15/33	3,085,033
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	6,010,855
6,170,000	HCA, Inc.	5.88%	02/15/26	6,174,739
2,000,000	HCA, Inc.	4.50%	02/15/27	1,996,404
5,000,000	HCA, Inc.	5.20%	06/01/28	5,086,273
3,000,000	HCA, Inc.	5.50%	06/01/33	3,063,567
5,000,000	IQVIA, Inc. (b)	5.00%	05/15/27	4,974,962
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,266,970
250,000	IQVIA, Inc.	6.25%	02/01/29	261,427
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,559,973
2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	2,011,176
8,000,000	Solventum Corp.	5.40%	03/01/29	8,232,470
2,500,000	Solventum Corp.	5.45%	03/13/31	2,590,251
2,500,000	Solventum Corp.	5.60%	03/23/34	2,565,222
6,000,000	Stryker Corp.	4.85%	12/08/28	6,103,608

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$2,000,000	Stryker Corp.	4.25%	09/11/29	$1,990,035
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,592,956
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	572,989
5,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	5,100,557
				135,268,364
	Lodging — 0.6%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,558,748
3,000,000	Hyatt Hotels Corp.	5.05%	03/30/28	3,030,445
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,017,741
				7,606,934
	Media Entertainment — 0.5%
6,000,000	AppLovin Corp.	5.13%	12/01/29	6,074,335
	Midstream — 0.3%
3,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	3,241,706
	Other Industrial — 0.5%
3,345,000	AECOM (b)	6.00%	08/01/33	3,374,453
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,219,162
				6,593,615
	Other Utility — 0.5%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,890,708
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,849,141
				6,739,849
	Packaging — 1.4%
897,000	Berry Global, Inc. (b)	4.88%	07/15/26	896,488
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,769,950
3,000,000	Crown Americas LLC	5.25%	04/01/30	3,034,743
3,000,000	Crown Americas LLC (b)	5.88%	06/01/33	3,008,334
				18,709,515
	Paper — 0.3%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	975,687
3,000,000	Packaging Corp. of America	5.70%	12/01/33	3,122,853
				4,098,540
	Pharmaceuticals — 0.3%
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,957,481
1,522,000	Zoetis, Inc.	2.00%	05/15/30	1,363,769
				4,321,250
	Property & Casualty Insurance — 5.5%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,856,854
2,000,000	Aon North America, Inc.	5.30%	03/01/31	2,061,959
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,558,578
10,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	10,094,046
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,657,222
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,013,051
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	6,009,760
2,250,000	Brown & Brown, Inc.	4.90%	06/23/30	2,260,240
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	3,952,366
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,228,087
1,200,000	Brown & Brown, Inc.	5.55%	06/23/35	1,213,673

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance (Continued)
$1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	$1,642,960
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,405,215
1,000,000	Marsh & McLennan Cos., Inc.	4.65%	03/15/30	1,009,155
4,500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	4,556,794
9,480,000	Ryan Specialty LLC (b)	5.88%	08/01/32	9,514,545
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,769,261
3,000,000	Willis North America, Inc.	5.35%	05/15/33	3,062,086
				71,865,852
	Retailers — 0.8%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,965,837
4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	4,059,535
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,442,080
				10,467,452
	Technology — 13.8%
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,657,673
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,406,118
500,000	Autodesk, Inc.	5.30%	06/15/35	506,818
5,950,000	Cadence Design Systems, Inc.	4.30%	09/10/29	5,932,600
5,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,512,526
15,656,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	14,667,295
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,445,024
6,000,000	Fair Isaac Corp. (b)	6.00%	05/15/33	6,043,173
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,505,752
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	3,049,516
7,000,000	Gartner, Inc. (b)	4.50%	07/01/28	6,891,546
2,500,000	Gartner, Inc. (b)	3.63%	06/15/29	2,372,981
6,250,000	Gartner, Inc. (b)	3.75%	10/01/30	5,854,664
3,000,000	Molex Electronic Technologies LLC (b)	4.75%	04/30/28	3,003,743
3,500,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	3,512,553
18,500,000	MSCI, Inc. (b)	4.00%	11/15/29	17,882,013
2,250,000	Oracle Corp.	2.30%	03/25/28	2,131,022
3,000,000	Oracle Corp.	4.50%	05/06/28	3,008,411
4,000,000	Oracle Corp.	6.15%	11/09/29	4,243,117
667,000	Oracle Corp.	5.25%	02/03/32	681,305
3,000,000	Oracle Corp.	6.25%	11/09/32	3,230,292
3,000,000	Oracle Corp.	4.70%	09/27/34	2,883,677
6,500,000	PTC, Inc. (b)	4.00%	02/15/28	6,339,219
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,973,692
455,000	Roper Technologies, Inc.	4.50%	10/15/29	453,805
2,682,000	Roper Technologies, Inc.	2.00%	06/30/30	2,377,254
3,000,000	Roper Technologies, Inc.	4.75%	02/15/32	2,988,451
6,000,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	6,006,226
2,857,000	Synopsys, Inc.	4.55%	04/01/27	2,862,481
3,333,000	Synopsys, Inc.	4.65%	04/01/28	3,359,453
2,000,000	Synopsys, Inc.	4.85%	04/01/30	2,023,302
2,500,000	Synopsys, Inc.	5.00%	04/01/32	2,526,712
5,000,000	TR Finance LLC	3.35%	05/15/26	4,941,484
3,500,000	TR Finance LLC	5.50%	08/15/35	3,546,420
2,500,000	VMware LLC	4.65%	05/15/27	2,509,030

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$3,000,000	VMware LLC	4.70%	05/15/30	$3,002,719
3,500,000	VMware LLC	2.20%	08/15/31	3,031,031
10,925,000	Workday, Inc.	3.50%	04/01/27	10,755,487
3,000,000	Workday, Inc.	3.80%	04/01/32	2,819,345
				178,937,930
	Wireless — 2.1%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,577,441
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,455,239
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,513,053
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	1,005,079
3,000,000	Crown Castle, Inc.	5.10%	05/01/33	2,987,289
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	4,998,908
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	8,012,600
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,025,111
				27,574,720
	Wirelines — 0.3%
3,500,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	3,498,606
	Total Corporate Bonds and Notes			1,027,257,873
	(Cost $1,013,598,325)
FOREIGN CORPORATE BONDS AND NOTES — 15.8%
	Banking — 4.3%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,016,408
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,039,691
1,000,000	Barclays PLC (a)	4.84%	09/10/28	1,005,221
588,000	Barclays PLC (a)	5.09%	02/25/29	594,711
727,000	Barclays PLC (a)	4.94%	09/10/30	732,333
6,000,000	Canadian Imperial Bank of Commerce (a)	4.86%	01/13/28	6,033,786
6,500,000	Canadian Imperial Bank of Commerce (a)	4.86%	03/30/29	6,553,889
6,000,000	Cooperatieve Rabobank UA (a) (b)	4.99%	05/27/31	6,065,492
2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	2,491,212
3,750,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	3,791,561
3,000,000	Royal Bank of Canada (a)	4.97%	01/24/29	3,035,317
3,000,000	Royal Bank of Canada (a) (c)	4.50%	08/06/29	3,002,854
3,000,000	Skandinaviska Enskilda Banken AB (b)	4.38%	06/02/28	3,009,696
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,020,577
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,632,625
3,000,000	Toronto-Dominion Bank (The)	4.57%	06/02/28	3,013,362
3,500,000	UBS AG	5.65%	09/11/28	3,634,532
5,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	5,640,239
				56,313,506
	Building Materials — 0.8%
5,200,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	5,233,264
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,128,408
				10,361,672
	Environmental — 1.2%
6,000,000	GFL Environmental, Inc. (b)	3.50%	09/01/28	5,788,493
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,992,589
				15,781,082

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage — 0.9%
$6,000,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	$6,098,448
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,997,124
				11,095,572
	Gaming — 0.3%
100,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	102,905
4,100,000	Flutter Treasury Designated Activity Co. (b)	5.88%	06/04/31	4,129,602
				4,232,507
	Healthcare — 0.9%
8,000,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	8,298,624
3,000,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	3,071,643
				11,370,267
	Leisure — 0.6%
6,000,000	Carnival Corp. (b)	5.88%	06/15/31	6,093,750
1,460,000	Carnival Corp. (b)	5.75%	08/01/32	1,471,709
				7,565,459
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	937,377
	Packaging — 1.1%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,910,009
9,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	8,840,627
				13,750,636
	Paper — 1.0%
13,000,000	Smurfit Kappa Treasury ULC	5.20%	01/15/30	13,326,690
	Pharmaceuticals — 0.3%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,850,048
	Property & Casualty Insurance — 0.6%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	8,033,929
	Restaurants — 0.5%
7,000,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.63%	09/15/29	7,050,526
	Retailers — 0.8%
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,664,110
6,000,000	Belron UK Finance PLC (b)	5.75%	10/15/29	6,060,060
				10,724,170
	Technology — 2.4%
10,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	10,156,026
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,533,815
3,000,000	Elastic N.V. (b)	4.13%	07/15/29	2,856,281
15,000,000	Open Text Corp. (b)	6.90%	12/01/27	15,501,690
				31,047,812
	Total Foreign Corporate Bonds and Notes			205,441,253
	(Cost $202,472,022)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 3.1%
	Food and Beverage — 0.1%
$400,000	J.M. Smucker (The) Co.	4.59%	08/01/25	$400,000
	Healthcare Supply Chain — 1.0%
13,000,000	Cencora, Inc.	4.61%	08/01/25	13,000,000
	Midstream — 1.0%
13,000,000	Energy Transfer, L.P.	4.61%	08/01/25	13,000,000
	Technology — 1.0%
13,000,000	Global Payments, Inc.	4.80%	08/01/25	13,000,000
	Total Commercial Paper			39,400,000
	(Cost $39,400,000)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.2%
	Electric — 0.5%
6,300,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	07/31/30	6,311,686
	Food and Beverage — 0.4%
5,984,962	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	03/31/28	6,005,760
	Restaurants — 0.3%
3,651,522	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.86%	12/15/27	3,654,645
	Total Senior Floating-Rate Loan Interests			15,972,091
	(Cost $15,953,263)

	Total Investments — 99.2%			1,288,071,217
	(Cost $1,271,423,610)
	Net Other Assets and Liabilities — 0.8%			10,786,681
	Net Assets — 100.0%			$1,298,857,898

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $393,133,958 or 30.3% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,027,257,873	$—	$1,027,257,873	$—
Foreign Corporate Bonds and Notes*	205,441,253	—	205,441,253	—
Commercial Paper*	39,400,000	—	39,400,000	—
Senior Floating-Rate Loan Interests*	15,972,091	—	15,972,091	—
Total Investments	$1,288,071,217	$—	$1,288,071,217	$—

*	See Portfolio of Investments for industry breakout.